Business combinations (Details) - Schedule of supplemental unaudited pro forma financial information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business combinations (Details) - Schedule of supplemental unaudited pro forma financial information [Line Items]
Consolidated net revenues	$ 173,695	$ 110,527
Pro forma combined revenues	218,238	213,963
Consolidated net income (loss)	(16,143)	4,114
Pro forma combined net income (loss)	(12,885)	14,607
AgileThought, LLC [Member]
Business combinations (Details) - Schedule of supplemental unaudited pro forma financial information [Line Items]
Consolidated net revenues	44,543	73,283
Consolidated net income (loss)	3,258	7,180
4th Source [Member]
Business combinations (Details) - Schedule of supplemental unaudited pro forma financial information [Line Items]
Consolidated net revenues		30,153
Consolidated net income (loss)		$ 3,313